INVESTMENT IN ASSOCIATE - Summarized Consolidated Statement of Operations Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Revenue	$ 1,807.1	$ 1,815.4
Net loss	(1,395.4)	88.8
Other comprehensive loss	(25.6)	(15.9)
Total comprehensive loss	$ (1,421.0)	$ 72.9